Business Combinations - Estimates Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill		$ 43,308	$ 3,133	$ 0
Sinclair Interplanetary [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		132
Accounts receivable		1,024
Intangible assets, net		10,250
Other current liabilities		(2,494)
Other assets and liabilities, net		533
Identifiable net assets acquired		9,445
Goodwill		2,895
Total purchase price		12,340
Advanced Solutions Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		2,245
Accounts receivable		1,920
Intangible assets, net		15,900
Employee benefits payable		(1,310)
Other assets and liabilities, net		21
Identifiable net assets acquired		18,776
Goodwill		16,659
Total purchase price		35,435
Planetary Systems Corporation [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		3,655
Accounts receivable		2,543
Inventories		7,088
Intangible assets, net		33,000
Contract liabilities	[1]	(5,352)
Employee benefits payable		(1,212)
Other current liabilities		(1,683)
Non-current deferred tax liabilities		(6,762)
Other assets and liabilities, net		1,040
Identifiable net assets acquired		32,317
Goodwill		23,451
Total purchase price		$ 55,768

[1]	Contract liabilities was recorded under ASC 606 in accordance with ASU No. 2021-08; therefore a reduction in contract liabilities related to the estimated fair values of the acquired contract liabilities was not required.